Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001318342
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 20, 2020
Document Effective Date	dei_DocumentEffectiveDate	Nov. 20, 2020
Prospectus Date	rr_ProspectusDate	Nov. 01, 2020
Palmer Square Ultra-Short Duration Investment Grade Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Palmer Square Ultra-Short Duration Investment Grade Fund

(Ticker Symbol: PSDSX)

A series of Investment Managers Series Trust

Supplement dated November 20, 2020, to the

Prospectus dated November 1, 2020.

Effective immediately, the Palmer Square Ultra-Short Duration Investment Grade Fund’s (the “Fund”) policy to limit its investments in collateralized loan obligations (“CLOs”) to 15% of its net assets at the time of purchase is removed. Accordingly, the following changes are made to the Prospectus:

The first paragraph under the Fund’s “Principal Investment Strategies – Summary Section” of the Prospectus is deleted and replaced with the following:

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities rated investment grade at time of purchase. Investment grade securities are those rated in the Baa3 or higher categories by Moody's Investors Service, Inc. ("Moody's"), or in the BBB- or higher categories by Standard & Poor's, a division of McGraw Hill Companies Inc. (“S&P”), or Fitch Ratings Ltd. (“Fitch”) or, if unrated by Moody's, S&P, Fitch, or another Nationally Recognized Statistical Rating Organization (“NRSRO”), determined by Palmer Square Capital Management LLC (the “Advisor”), the Fund’s advisor, to be of comparable credit quality. The types of debt securities in which the Fund may invest include, but are not limited to, (i) asset-backed securities, including collateralized loan obligations (“CLOs”) and mortgage-backed securities, (ii) corporate bonds, notes and debentures, (iii) securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored entities, (iv) senior secured floating rate and fixed rate loans or debt, and (v) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt.

The fourth paragraph under the Fund’s “Principal Investment Strategies – More About the Funds’ Investment Objectives, Principal Investment Strategies and Risks” section of the Prospectus is deleted and replaced with the following:

The Fund may invest in CLOs. CLOs are a type of asset backed securities. A CLO is a trust or other special purpose entity that is typically collateralized by a pool of loans, which may include, among others, U.S. and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

Please file this Supplement with your records.